Retirement Plans (Schedule of Amoutns Included in Accumulated Other Comprehensive Income/Loss (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Amounts Included in Accumulated Other Comprehensive Pre-Tax Loss [Abstract]
Net loss	$ 18,094	$ 36,622
Accumulated other comprehensive pre-tax loss	$ (18,094)	$ (36,622)